Income Taxes - Summary of Total Loss Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	$ (143,408)	$ (481,281)	$ (489,387)	$ (534,147)	$ (770,662)
Domestic Tax Authority [Member]
Provision For Income Taxes [Line Items]
Income (loss) before income taxes			(565,768)	(446,738)	114,380
Foreign Tax Authority [Member]
Provision For Income Taxes [Line Items]
Income (loss) before income taxes			$ 76,381	$ (87,409)	$ (885,042)